Acquisitions - Summary of Acquisition Activity (Parenthetical) (Detail) - Business	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about business combination [Line Items]
Number of business acquired	0	1